COMMITMENTS - Future lease payments of non cancellable lease contracts (Details) - CAD ($)	Mar. 31, 2023	Mar. 31, 2022
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Future lease payments	$ 18,195,348	$ 26,365,363
Within 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Future lease payments	2,198,196
1 to 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Future lease payments	9,262,530
After 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Future lease payments	$ 6,734,622